Relationships with Related Parties - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 28, 2018
Disclosure of transactions between related parties [line items]
Compensation awarded to corporate officers and executive committee	€ 17,478	€ 15,353	€ 16,891
Payment of severance				€ 876
Commercial deployment expense	49	45
Commercial strategy consulting works [member]
Disclosure of transactions between related parties [line items]
Compensation awarded to corporate officers and executive committee	€ 45	€ 45